Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of notional amount of the hedged - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	$ 17,051,024	$ 14,239,335
Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		14,239,335
Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	13,280,701	10,376,605
Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	684,276	741,601
Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount	315,999	85,448
Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,326,563
Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	443,485	299,068
Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	17,051,024
Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		2,736,613
Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		1,279,341
Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		12,959,994
Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	14,479,898
Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,571,126
Up To One Month [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	662,696	459,866
Up To One Month [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		459,866
Up To One Month [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	545,747	331,694
Up To One Month [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	70,222
Up To One Month [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	46,727	42,724
Up To One Month [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	662,696
Up To One Month [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		85,448
Up To One Month [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		238,719
Up To One Month [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		221,147
Up To One Month [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	486,032
Up To One Month [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	176,664
Between 1 and 3 months [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,771,969	355,880
Between 1 and 3 months [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		355,880
Between 1 and 3 months [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,563,558	355,880
Between 1 and 3 months [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	140,444
Between 1 and 3 months [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	67,967
Between 1 and 3 months [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,771,969
Between 1 and 3 months [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		120,343
Between 1 and 3 months [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		235,537
Between 1 and 3 months [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	932,203
Between 1 and 3 months [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,839,766
Between 3 and 12 months [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,573,768	1,953,950
Between 3 and 12 months [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		1,953,950
Between 3 and 12 months [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,999,451	1,131,422
Between 3 and 12 months [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 12 months [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount		85,448
Between 3 and 12 months [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	245,526
Between 3 and 12 months [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	328,791	256,344
Between 3 and 12 months [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,573,768
Between 3 and 12 months [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		480,736
Between 3 and 12 months [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		920,279
Between 3 and 12 months [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		1,033,671
Between 3 and 12 months [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,019,072
Between 3 and 12 months [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	554,696
Between 1 and 3 years [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	6,703,372	5,103,045
Between 1 and 3 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		5,103,045
Between 1 and 3 years [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	5,568,862	4,364,910
Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount	315,999
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	818,511
Between 1 and 3 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	6,703,372
Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		738,135
Between 1 and 3 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 years [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		5,103,045
Between 1 and 3 years [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	6,703,372
Between 1 and 3 years [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,077,260	3,341,606
Between 3 and 5 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		3,341,606
Between 3 and 5 years [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,026,081	2,015,703
Between 3 and 5 years [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	492,370	532,190
Between 3 and 5 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	558,809
Between 3 and 5 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,077,260
Between 3 and 5 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		793,713
Between 3 and 5 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		3,341,606
Between 3 and 5 years [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,077,260
Between 3 and 5 years [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,261,959	3,024,988
More than 5 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount		3,024,988
More than 5 years [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,577,002	2,176,996
More than 5 years [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	191,906	209,411
More than 5 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount	493,051
More than 5 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,261,959
More than 5 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount		638,581
More than 5 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount		3,024,988
More than 5 years [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,261,959
More than 5 years [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Time deposits and other time liabilities [Member] | Subordinated bonds [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency swap contract [member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency swap contract [member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency forwards [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortised cost
Notional amount